Note 10 - Retirement Plans	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Retirement Benefits [Text Block]

. Retirement Plans

The Company has a noncontributory defined benefit pension plan (the “Plan”) covering all employees who meet certain age-entry requirements and work a stated minimum number of hours per year. Annual contributions are made to the Plan sufficient to satisfy legal funding requirements.

The following tables provide a reconciliation of the changes in the Plan’s benefit obligation and fair value of plan assets over the two
-year period ended
March
31,
2020
and a statement of the unfunded status as of
March
31,
2020
and
2019:

	2020	2019
	(In thousands)
Change in Benefit Obligation

Benefit obligation at beginning of year	$250,461	$236,134
Service cost	9,244	8,954
Interest cost	9,064	9,131
Liability gain due to curtailment	(1,114)	-
Actuarial loss	20,146	4,113
Benefit payments and expenses	(9,574)	(7,871)
Benefit obligation at end of year	$278,227	$250,461

Change in Plan Assets

Fair value of plan assets at beginning of year	$233,112	$212,844
Actual (loss) gain on plan assets	(46,325)	26,731
Employer contributions	26,000	2,100
Benefit payments and expenses	(10,302)	(8,563)
Fair value of plan assets at end of year	$202,485	$233,112

Unfunded Status	$(75,742)	$(17,349)

The unfunded status increased by
$58.4
million during
2020
reflecting the actual fair value of plan assets and the projected benefit obligation as of
March 31, 2020.
This unfunded status increase was recognized via the actual loss on plan assets and the increase in accumulated other comprehensive loss of
$60.9
million after the income tax expense of
$20.3
million. The increase in projected benefit obligation was a function of using an updated mortality table. The discount rate reduced from
4.14%
in
2019
to
3.69%
in
2020.
During
2020,
the Company converted to the Pri-
2012
mortality study with the Blue Collar adjustment, with a generational projection of future mortality improvements from
2006
using Scale MP-
2019
for calculating the pension obligation in
2019
and the related pension expense in
2020.
The Company utilizes a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in determination of the benefit obligation to their underlying projected cash flows.

The Plan was amended to freeze accruals to new hires and rehires effective
January 1, 2020.
This amendment triggered a curtailment event under ASC
715.
The curtailment accelerated statement of earnings recognition of the unrecognized prior service cost resulting in
$0.1
million curtailment charge.

Plan assets decreased from
$233.1
million as of
March 31, 2019
to
$202.5
million as of
March 31, 2020
due primarily to a loss on plan assets of
$46.3
million from a COVID-

induced deterioration in market conditions, partially offset by a
$26.0
million contribution by the Company. The Company made this contribution to partially offset the declines in the portfolio.

	2020	2019
	(In thousands)
Amounts Recognized in Accumulated Other Comprehensive Pre-Tax Loss

Prior service cost	$(349)	$(587)
Net loss	(105,866)	(24,305)
Accumulated other comprehensive pre-tax loss	$(106,215)	$(24,892)

Pension and
post retirement plan
adjustments, net
of tax
(In thousands)
Accumulated Other Comprehensive Loss

Balance at March 31, 2019	$(18,285)
Other comprehensive loss	(60,935)
Balance at March 31, 2020	$(79,220)

The following table provides the components of net periodic benefit cost for the Plan for fiscal years
2020
and
2019:

	2020	2019
	(In thousands)
Service cost including administration	$9,935	$9,646
Interest cost	9,064	9,131
Expected return on plan assets	(16,746)	(15,104)
Amortization of net loss	579	1,597
Prior service cost	120	119
Net periodic benefit cost	$2,952	$5,389
Settlement/curtailment expense	118	-
Net periodic benefit cost with curtailment	$3,070	$5,389

The Plan’s accumulated benefit obligation was
$256.4
million at
March
31,
2020
and
$231.2
million at
March 31, 2019.

Prior service costs are amortized on a straight-line basis over the average remaining service period of active participants. Gains and losses in excess of
10%
of the greater of the benefit obligation and the market-related value of assets are amortized over the average remaining service period of active participants.

The assumptions used to measure the Company’s benefit obligation and pension expense are shown in the following table:

	2020	2019

Weighted Average Assumptions for Balance Sheet Liability at End of Year:

Discount rate - projected benefit obligation	3.69%	4.14%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%

Weighted Average Assumptions for Benefit Cost at Beginning of Year:

Discount rate - benefit obligations	4.14%	4.15%
Discount rate - interest cost	3.74%	3.87%
Discount rate - service cost	4.34%	4.25%
Discount rate - interest on service cost	3.69%	4.14%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%

The Company's plan assets consist of the following:

	Target	Percentage of Plan
	Allocation	Assets at March 31,
	2021	2020	2019

Plan Assets

Equity securities	99%	97%	99%
Debt securities	-	-	-
Real estate	-	-	-
Cash	1%	3%	1%
Total	100%	100%	100%

	2020	2019
	Market Value	Market Value
	(In thousands)
Assets by Industry Type

Asset Category
Cash and cash equivalents:
Money market funds	$7,058	$1,387
Total cash and cash equivalents	7,058	1,387
Common equity securities:
Materials	8,772	5,331
Industrials	15,440	16,080
Telecommunication services	25,093	24,370
Consumer staples	42,522	43,486
Energy	28,538	38,230
Financials	22,275	34,521
Health care	-	4,247
Information technology	20,657	28,750
Utilities	32,130	36,710
Total common equity securities	195,427	231,725
Total assets	$202,485	$233,112

Expected Return on Plan Assets

The expected long-term rate of return on Plan assets is
7.25%.
The Company expects
7.25%
to fall within the

-to-

 percentile range of returns on investment portfolios with asset diversification similar to that of the Plan’s target asset allocation.

Investment Policy and Strategy

The Company maintains an investment policy designed to achieve a long-term rate of return, including investment income through dividends and equity appreciation, sufficient to meet the actuarial requirements of the Plan. The Company seeks to accomplish its return objectives by prudently investing in a diversified portfolio of public company equities with broad industry representation seeking to provide long-term growth consistent with the performance of relevant market indices, as well as maintain an adequate level of liquidity for pension distributions as they fall due. The strategy of being fully invested in equities has historically provided greater rates of return over extended periods of time. The Company’s loss on plan assets during
2020
was
19.9%
as compared to the S&P
500
unaudited loss (excluding dividends) of
8.8%.
Plan assets include Company common stock with a fair market value of
$16.6
million as of
March
31,
2020
and
$12.8
million as of
March
31,
2019.

Cash Flows

Expected contributions for fiscal year ending
March
31,
2021
(in thousands):

Expected Employer Contributions	$-
Expected Employee Contributions	-

Estimated future benefit payments reflecting expected future service for the fiscal years ending March 31 ( in thousands):

2021	$10,102
2022	10,785
2023	11,490
2024	12,259
2025	13,022
2026-2030	75,047

401
(k) Plans

The Company also has employees’ savings

(k) plans covering all employees who meet certain age-entry requirements and work a stated minimum number of hours per year. Participants may
make contributions up to the legal limit. The Company’s matching contributions are discretionary. Costs charged to operations for the Company’s matching contributions amounted to
$0.4
million and
$1.4
million in fiscal
2020
and
2019,
respectively. In fiscal
2020
and
2019,
the matching contribution was entirely treasury stock. This stock portion of the matching contribution is valued at current market value while the treasury stock is valued at cost.